Available-for-sale Securities - Schedule of amortized cost and fair value of the Company's available-for-sale securities by contractual maturity (Detail) - ColdQuanta, Inc. dba Infleqtion [Member]
$ in Thousands
Dec. 31, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Maturing within one year - Amortized Cost	$ 34,244
Maturing within one year - Fair Value	34,318
Maturing after one to two years - Amortized Cost	17,091
Maturing after one to two years - Fair Value	17,157
Total of Amortized Cost	51,335
Total of Fair Value	$ 51,475